UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Cash Flows (used in)/provided by Operating Activities:
Net income	[1]	$ 6,099,699	$ 433,783
Adjustments to reconcile net income to net cash provided by Operating activities:
Depreciation and amortization		1,437,133	729,585
Change in fair value of crypto assets-Bitcoin		1,275,186	0
Gain on sale of vessel		(6,206,743)	0
Changes in operating assets and liabilities:
Accounts receivable trade		(760,662)	(303,922)
Inventories		59,656	(20,346)
Due from related party		1,903,596	12,201,784
Prepaid expenses and other assets		386,347	(124,791)
Accounts payable		365,416	(259,998)
Accrued liabilities		237,897	410,425
Deferred revenue		15,000	0
Dry-dock costs paid		(16,259)	0
Net cash provided by Operating Activities		4,796,266	13,066,520
Cash flow (used in)/provided by Investing Activities:
Capitalized vessel improvements		(118,638)	0
Net proceeds from sale of vessel		12,328,880	0
Net cash provided by Investing Activities		12,210,242	0
Cash flows (used in)/provided by Financing Activities:
Net increase in Former Parent Company Investment		0	329,618
Gross proceeds from issuance of common shares pursuant to registered direct offerings		0	17,157,000
Common share issuance expenses pursuant to registered equity offerings		0	(1,501,182)
Gross proceeds from issuance of common shares pursuant to at the Market offering agreement		17,050,366	0
Common share issuance expenses pursuant to at the Market offering agreement		(681,938)	0
Payment for repurchase of common shares pursuant to self-tender offer		(3,035,375)	0
Payment of Dividend on Series A Preferred Shares		(250,000)	(1,389)
Capital contribution from Former Parent Company due to Spin-Off		0	10,356,450
Net cash provided by Financing Activities		13,083,053	26,340,497
Net increase in cash and cash equivalents		30,089,561	39,407,017
Cash and cash equivalents at the beginning of the period		5,649,692	369
Cash and cash equivalents at the end of the period		$ 35,739,253	$ 39,407,386

[1]	For the six months ended June 30, 2026, “Gain on sale of vessel” amounting to $6,206,743 is included in the accompanying unaudited interim condensed consolidated statements of comprehensive income.